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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Bingham McCutchen LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/09 -- 6/30/10

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Bed Bath & Beyond Inc.	BBBY	075896100	6/29/10

1. Elect nine directors:  1. Warren Eisenberg, 2. Leonard Feinstein, 3. Steven H. Temares, 4. Dean S. Adler, 5. Stanley F. Barshay, 6. Klaus Eppler, 7. Patrick R. Gaston, 8. Jordan Heller and 9. Victoria A. Morrison

					Issuer	Yes	For	For
				2. Ratification of the appointment of KPMG LLP	Issuer	Yes	For	For

Ford Motor Company	F	345370860	5/13/10

1. Elect 13 directors:  1. Stephen G. Butler, 2. Kimberly A. Casiano, 3. Anthony F. Earley, Jr. 4. Edsel B. Ford II, 5. William Clay Ford, Jr., 6. Richard A. Gephardt, 7. Irvine O. Hockaday, Jr., 8. Richard A. Manoogian, 9. Ellen R. Marram, 10. Alan Mulally, 11. Homer A. Neal, 12. Gerald L. Shaheen and 13. John L. Thornton

					Issuer	Yes	For	For
				2. Ratification of selection of independent registered public accounting firm.	Issuer	Yes	For	For
				3. Approval of tax benefit preservation plan.	Issuer	Yes	For	For
				4. Shareholder proposal relating to disclosing any prior government affiliation of directors, officers, and consultants.	Security Holder	Yes	Against	For
				5. Shareholder proposal relating to consideration of a recapitalization plan to provide that all of company's outstanding stock have one vote per share.	Security Holder	Yes	Against	For
				6. Shareholder proposal relating to the company issuing a report disclosing policies and procedures related to political contributions.	Security Holder	Yes	Against	For
				7. Shareholder proposal relating to providing shareholders the opportunity to cast an advisory vote to ratify the compensation of the named executives.	Security Holder	Yes	Against	For
				8. Shareholder proposal relating to the company not funding any energy savings projects that are solely concerned with CO2 reduction.	Security Holder	Yes	Against	For

Freeport-McMoran Copper & Gold Inc.	FCX	35671D857	6/9/10

1. Elect 12 directors:  1. Richard C. Adkerson, 2. Robert J. Allison, Jr., 3. Robert A. Day, 4. Gerald J. Ford, 5. H. Devon Graham, Jr., 6. Charles C. Krulak, 7. Bobby Lee Lackey, 8. Jon C. Madonna, 9. Dustan E. McCoy, 10. James R. Moffett, 11. B. M. Rankin, Jr. and 12. Stephen H. Siegele

					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	Yes	For	For
				3. Adoption of the Amended and Restated 2006 Stock Incentive Plan	Issuer	Yes	For	For
				4. Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's board of directors.	Security Holder	Yes	Against	For

5. Stockholder proposal regarding the adoption of a policy requiring senior executives to retain shares acquired through equity compensation programs until two years following termination of their employment.

					Security Holder	Yes	Against	For

Gilead Sciences, Inc.	GILD	375558103	5/11/10

1. Elect 13 directors:  1. Paul Berg, 2. John F. Cogan, 3. Etienne F. Davignon, 4. James M. Denny, 5. Carla A. Hills, 6. Kevin E. Lofton, 7. John W. Madigan, 8. John C. Martin, 9. Gordon E. Moore, 10. Nicholas G. Moore, 11. Richard J. Whitley, 12. Gayle E. Wilson and 13. Per Wold-Olsen

					Issuer	Yes	For	For

2. Ratify the selection of Ernst & Young LLP by the audit committee of the board of directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2010.

					Issuer	Yes	For	For
				3. Stockholder proposal requesting that the board take steps to adopt majority voting standards in Gilead's Certificate of Incorporation and By-laws.	Security Holder	Yes	Against	For

The Goldman Sachs Group, Inc.	GS	38141G104	5/7/10

1. Elect 11 directors:  1. Lloyd C. Blankfein, 2. John H. Bryan, 3. Gary D. Cohn, 4. Claes Dahlback, 5. Stephen Friedman, 6. William W. George, 7. James A. Johnson, 8. Louis D. Juliber, 9. Lakshmi N. Mittal, 10. James J. Schiro and 11. H. Lee Scott, Jr.

					Issuer	Yes	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our 2010 fiscal year	Issuer	Yes	For	For
				3. An advisory vote on executive compensation matters	Issuer	Yes	For	For
				4. Approval of amendments to our Restated Certificate of Incorporation to eliminate supermajority voting	Issuer	Yes	For	For
				5. Approval of an amendment to our Restated Certificate of Incorporation to permit holders of 25% of our outstanding shares of common stock to call special meetings	Issuer	Yes	For	For
				6. Shareholder proposal regarding cumulative voting	Security Holder	Yes	Against	For
				7. Shareholder proposal regarding collateral in over-the-counter derivatives trading	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding separate chair & CEO	Security Holder	Yes	Against	For
				9. Shareholder proposal regarding a report on political contributions	Security Holder	Yes	Against	For
				10. Shareholder proposal regarding a report on global warming science	Security Holder	Yes	Against	For
				11. Shareholder proposal regarding a report on pay disparity	Security Holder	Yes	Against	For
				12. Shareholder proposal regarding executive compensation and long-term performance	Security Holder	Yes	Against	For

Morgan Stanley	MS	617446448	5/18/10

1. Elect 13 directors:  1. Roy J. Bostock, 2. Erskine B. Bowles, 3. Howard J. Davies, 4. James P. Gorman, 5. James H. Hance, Jr., 6. Nobuyuki Hirano, 7. C. Robert Kidder, 8. John J. Mack, 9. Donald T. Nicolaisen,  10. Charles H. Noski, 11. Hutham S. Olayan, 12. O. Griffith Sexton and 13. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent Auditor	Issuer	Yes	For	For
				3. Approve Compensation of Executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For
				4. Amend the 2007 Equity Incentive Compensation Plan	Issuer	Yes	Against	Against
				5. Shareholder proposal regarding special shareowner meetings	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding executive equity holdings requirement	Security Holder	Yes	Against	For

				7. Shareholder proposal regarding independent chair	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding report on pay disparity	Security Holder	Yes	Against	For
				9. Shareholder proposal regarding recoupment of management bonuses	Security Holder	Yes	Against	For

Peabody Energy Corporation	BTU	704549104	5/4/10

1. Elect ten directors:  1. Gregory H. Boyce, 2. William A. Coley, 3. William E. James, 4. Robert B. Karn III, 5. M. Frances Keeth, 6. Henry E. Lentz, 7. Robert A. Malone, 8. William C. Rusnack, 9. John F. Turner and 10. Alan H. Washkowitz

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

Research In Motion Limited	RIMM	760975102	7/14/09	1. Elect seven directors: 1. Mike Lazaridis, 2. James Estill, 3. David Kerr, 4. Roger Martin, 5. John Richardson, 6. Barbara Stymiest and 7. John Wetmore	Issuer	Yes	For	For
				2. Re-appoint Ernst & Young LLP as independent auditors of the company and authorize the directors to fix their remuneration	Issuer	Yes	For	For

Rio Tinto PLC	RTP	767204100	4/15/10	1. Receive the financial statements and the reports of the directors and auditors for the year ended 31 December 2009	Issuer	Yes	For	For
				2. Approve the remuneration report	Issuer	Yes	For	For
				3. Elect Robert Brown as a director	Issuer	Yes	For	For
				4. Elect Ann Godbehere as a director	Issuer	Yes	For	For
				5. Elect Sam Walsh as a director	Issuer	Yes	For	For
				6. Re-elect Guy Elliott as a director	Issuer	Yes	For	For
				7. Re-elect Mike Fitzpatrick as a director	Issuer	Yes	For	For
				8. Re-Elect Lord Kerr as a director	Issuer	Yes	For	For
				9. Re-appoint PricewaterhouseCoopers LLP as auditors of Rio Tinto PLC	Issuer	Yes	For	For
				10. Approve authority to allot relevant securities under Section 551 of the Companies Act 2006	Issuer	Yes	For	For
				11. Approve authority to allot relevant securities for cash as defined in the Companies Act 2006	Issuer	Yes	For	For
				12. Approve authority to purchase Rio Tinto PLC shares by the company or Rio Tinto Limited	Issuer	Yes	For	For
				13. Approve notice period for general meetings other than annual general meetings	Issuer	Yes	For	For

Seagate Technology	STX	G7945J104	4/14/10	S1. Approve the Scheme of Arrangement	Issuer	Yes	For	For

S2. Approve the motion to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient proxies or shareholders present to conduct the vote on the Scheme of Arrangement proposal or to approve the Scheme of Arrangement proposal at the time of the meeting

					Issuer	Yes	For	For

E1. Approve the cancellation of Seagate-Cayman's share capital which is necessary in order to effect the Scheme of Arrangement and is a condition to proceeding with the Scheme of Arrangement (the "Capital Reduction Proposal")

					Issuer	Yes	For	For

E2. Approve the creation of "Distributable Reserves" of Seagate-Ireland which are required under Irish law in order to permit Seagate to pay dividends and repurchase or redeem shares following the transaction. Approval of the proposal to create distributable reserves is not a condition to proceeding with the Scheme of Arrangement

					Issuer	Yes	For	For
				E3. Approve a motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient proxies or shareholders	Issuer	Yes	For	For

Southern Copper Corporation	SCCO	84265V105	4/29/10

1. Elect 14 directors:  1. German Larrea Mota-V, 2. Oscar Gonzalez Rocha, 3. Emilio Carrillo Gamboa, 4. Alfredo Casar Perez, 5. A. De La Parra Zavala, 6. X. Garcia De Quevedo T., 7. Genaro Larrea Mota V, 8. D. Muniz Quintanilla, 9. Armando Ortega Gomez, 10. L.M. Palomino Bonilla, 11. G. Perezalonso Cifuentes, 12. Juan Rebolledo Gout, 13. Carlos Ruiz Sacristan and 14. Luis Tellez Kuenzler

					Issuer	Yes	For	For
				2. Ratify the Audit Committee's selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte Touche Tohmatsu as independent accountants for 2010	Issuer	Yes	For	For

Teck Resources Limited	TCK	878742204	4/22/10

1. Elect 14 directors:  1. M.M. Ashar, 2. J.B. Aune, 3. J.H. Bennett, 4. H.J. Bolton, 5. F.P. Chee, 6. J.L. Cockwell, 7. N.B. Keevil, 8. N.B. Keevil III, 9. T. Kuriyama, 10. D.R. Lindsay, 11. T. Mochihara, 12. J.G. Rennie, 13. W.S.R. Seyffert and 14. C.M. Thompson

					Issuer	Yes	For	For
				2. Appoint PricewaterhouseCoopers LLP as auditors and to authorize the directors to fix the auditor's remuneration	Issuer	Yes	For	For
				3. Approve the adoption of the 2010 Stock Option Plan of the corporation	Issuer	Yes	For	For

The TJX Companies, Inc.	TJX	872540109	6/2/10	1A - Election of Director: Jose B. Alvarez	Issuer	Yes	For	For
				1B - Election of Director: Alan M. Bennett	Issuer	Yes	For	For
				1C - Election of Director: David A. Brandon	Issuer	Yes	For	For
				1D - Election of Director: Bernard Cammarata	Issuer	Yes	For	For
				1E - Election of Director: David T. Ching	Issuer	Yes	For	For
				1F - Election of Director: Michael F. Hines	Issuer	Yes	For	For
				1G - Election of Director: Amy B. Lane	Issuer	Yes	For	For
				1H - Election of Director: Carol Meyrowitz	Issuer	Yes	For	For
				1I - Election of Director: John F. O'Brien	Issuer	Yes	For	For
				1J - Election of Director: Willow B. Shire	Issuer	Yes	For	For
				1K - Election of Director: Fletcher H. Wiley	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP	Issuer	Yes	For	For
				3. Advisory vote on executive compensation	Security Holder	Yes	Against	For

CGM Trust - File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Alexandria Real Estate Equities, Inc.	ARE	015271109	5/27/10	1. Elect seven directors: 1. Joel S. Marcus, 2. Richard B. Jennings, 3. John L. Atkins, III, 4. Richard H. Klein, 5. James H. Richardson, 6. Martin A. Simonetti and 7. Alan G. Walton	Issuer	Yes	For	For
				2. Approval of the amendment and restatement of the company's Amended and Restated 1997 Stock Award and Incentive Plan.	Issuer	Yes	For	For
				3. Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accountants for the fiscal year ending December 31, 2010.	Issuer	Yes	For	For

Alpha Natural Resources, Inc.	ANR	02076X102	5/19/10

1. Elect 10 directors:  1. Michael J. Quillen, 2. William J. Crowley Jr., 3. Kevin S. Crutchfield, 4. E. Linn Draper, Jr., 5. Glenn A. Eisenberg, 6. John W. Fox, Jr., 7. P. Michael Giftos, 8. Joel Richards, III, 9. James F. Roberts and 10. Ted G. Wood

					Issuer	Yes	For	For
				2. Approve the adoption of the company's 2010 Long-Term Incentive Plan.	Issuer	Yes	For	For
				3. Ratification of independent registered public accounting firm, KPMG LLP.	Issuer	Yes	For	For

Brookfield Properties Corporation	BPO	112900105	5/5/10	A. The special resolution to decrease the number of directors from 12 to 10	Issuer	No

B. Elect ten directors:  1. Mr. Gordon E. Arnell, 2. Mr. William T. Cahill, 3. Mr. Richard B. Clark, 4. Mr. Jack L. Cockwell, 5. Mr. Roderick D. Fraser, 6. Mr. Paul D. McFarlane, 7. Mr. Allan S. Olson, 8. Mr. Robert L. Stelzl, 9. Ms. Diana L. Taylor and 10. Mr. John E. Zuccotti

					Issuer	No
				C. The appointment of Deloitte & Touche as auditors and authorizing the directors to fix the auditors' remuneration.	Issuer	No

Cliffs Natural Resources Inc.	CLF	18683K101	5/11/10

1. Elect 11 directors:  1. R.C. Cambre, 2. J. A. Carrabba, 3. S. M. Cunningham, 4. B. J. Eldridge, 5. S. M. Green, 6. J. K. Henry, 7. J. F. Kirsch, 8. F. R. McAllister, 9. R. Phillips, 10. R. K. Riederer and 11. A. Schwartz

					Issuer	Yes	For	For

2. Approve and adopt an amendment to our Amended Articles of Incorporation to change certain supermajority shareholder voting requirements contained in the Ohio Revised Code to majority shareholder voting requirements.

					Issuer	Yes	For	For

3. Approve the Amendment and Restatement of the 2007 Incentive Equity Plan to (A) increase the authorized number of shares available for issuance under the plan by a total of 7,000,000 common shares and (B) provide an annual limitation on the number of shares available to grant to any one participant in any fiscal year of 500,000 common shares.

					Issuer	Yes	For	For
				4. Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm to examine our consolidated financial statements for the 2010 fiscal year.	Issuer	Yes	For	For

DiamondRock Hospitality Company	DRH	252784301	4/28/10	1. Elect seven directors: 1. William W. McCarten, 2. Daniel J. Altobello, 3. W. Robert Grafton, 4. Maureen L. McAvey, 5. Gilbert T. Ray, 6. John L. Williams and 7. Mark W. Brugger	Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as the independent auditors for DiamondRock Hospitality Company for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

Digital Realty Trust, Inc.	DLR	253868103	4/27/10	1. Elect seven directors: 1. Richard A. Magnuson, 2. Michael F. Foust, 3. Laurence A. Chapman, 4. Kathleen Earley, 5. Ruann F. Ernst, PH.D., 6. Dennis E. Singleton and 7. Robert H. Zerbst	Issuer	Yes	For	For
				2. Ratify the selection of KPMG LLP as the company's independent registered public accounting firm for the year ended December 31, 2010	Issuer	Yes	For	For

Freeport-McMoran Copper & Gold Inc.	FCX	35671D857	6/9/10

1. Elect 12 directors:  1. Richard C. Adkerson, 2. Robert J. Allison, Jr., 3. Robert A. Day, 4. Gerald J. Ford, 5. H. Devon Graham, Jr., 6. Charles C. Krulak, 7. Bobby Lee Lackey, 8. Jon C. Madonna, 9. Dustan E. McCoy, 10. James R. Moffett, 11. B. M. Rankin, Jr. and 12. Stephen H. Siegele

					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	Yes	For	For
				3. Adoption of the Amended and Restated 2006 Stock Incentive Plan	Issuer	Yes	For	For
				4. Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's board of directors.	Security Holder	Yes	Against	For

5. Stockholder proposal regarding the adoption of a policy requiring senior executives to retain shares acquired through equity compensation programs until two years following termination of their employment.

					Security Holder	Yes	Against	For

Host Hotels & Resorts, Inc.	HST	44107P104	5/6/10

1. Elect eight directors:  1. Robert M. Baylis, 2. Willard W. Brittain, Jr., 3. Terence C. Golden, 4. Ann M. Korologos, 5. Richard E. Marriott, 6. John B. Morse, Jr., 7. Gordon H. Smith and 8. W. Edward Walter,

					Issuer	Yes	For	For
				2. Ratify appointment of KPMG LLP as independent registered public accountants for 2010	Issuer	Yes	For	For

LaSalle Hotel Properties	LHO	517942108	4/22/10	1. Elect two directors: 1. Donald S. Perkins and 2. Stuart L. Scott	Issuer	Yes	For	For
				2. Ratify the appointment of the company's independent registered public accountants for the year ending December 31, 2010	Issuer	Yes	For	For

Public Storage	PSA	74460D109	5/6/10

1. Elect 13 directors:  1. Wayne Hughes, 2. Ronald L. Havner, Jr., 3. Dann V. Angeloff, 4. William C. Baker, 5. John T. Evans, 6. Tamara Hughes Gustavson, 7. Uri P. Harkham, 8. B. Wayne Hughes, Jr., 9. Harvey Lenkin, 10. Avedick B. Poladian, 11. Gary E. Pruitt, 12. Ronald P. Spogli and 13. Daniel C. Staton

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

Simon Property Group, Inc.	SPG	828806109	5/6/10

1. Elect eight directors:  1. Melvyn E. Bergstein, 2. Linda Walker Bynoe, 3. Larry C. Glasscock, 4. Karen N. Horn, PH.D., 5. Allan Hubbard, 6. Reuben S. Leibowitz, 7. Daniel C. Smith, PH.D and 8. J. Albert Smith, Jr.

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2010	Issuer	Yes	For	For

SL Green Realty Corp.	SLG	78440X101	6/15/10	1. Elect one director: Edwin T. Burton, III	Issuer	Yes	For	For
				2. Approve our Second Amended and Restated 2005 Stock Option and Incentive Plan	Issuer	Yes	Against	Against
				3. Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

Southern Copper Corporation	SCCO	84265V105	4/29/10

1. Elect 14 directors:  1. German Larrea Mota-V, 2. Oscar Gonzalez Rocha, 3. Emilio Carrillo Gamboa, 4. Alfredo Casar Perez, 5. A. De La Parra Zavala, 6. X. Garcia De Quevedo T., 7. Genaro Larrea Mota V, 8. D. Muniz Quintanilla, 9. Armando Ortega Gomez, 10. L.M. Palomino Bonilla, 11. G. Perezalonso Cifuentes, 12. Juan Rebolledo Gout, 13. Carlos Ruiz Sacristan and 14. Luis Tellez Kuenzler

					Issuer	Yes	For	For
				2. Ratify the Audit Committee's selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte Touche Tohmatsu as independent accountants for 2010	Issuer	Yes	For	For

Starwood Hotels & Resorts Worldwide	HOT	85590A401	5/13/10

1. Elect 11 directors:  1. Adam Aron, 2. Charlene Barshefsky, 3. Thomas Clarke, 4. Clayton Daley, Jr., 5. Bruce Duncan, 6. Lizanne Galbreath, 7. Eric Hippeau, 8. Stephen Quazzo, 9. Thomas Ryder, 10. Frits Van Paasschen and 11. Kneeland Youngblood

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For
				3. Reapprove the Company's Annual Incentive Plan for certain executives	Issuer	Yes	Against	Against

Sunstone Hotel Investors, Inc.	SHO	867892101	5/5/10	1. Elect seven directors: 1. Robert A. Alter, 2. Arthur L. Buser, Jr., 3. Lewis N. Wolff, 4. Z. Jamie Behar, 5. Thomas A. Lewis, 6. Keith M. Locker and 7. Keith P. Russell	Issuer	Yes	For	For
				2. Ratify the Audit Committee's appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

3. Approve amendments to the 2004 Long-term Incentive Plan (i) to provide for an increase in the number of authorized shares to be issued under the Long-term incentive plan by 2,200,000 shares and (ii) to prohibit repricing of stock options and stock appreciation rights without the approval of a majority of the company's stockholders

					Issuer	Yes	For	For

Tanger Factory Outlet Centers, Inc.	SKT	875465106	5/14/10	1. Elect seven directors: 1. Jack Africk, 2. Steven B. Tanger, 3. William G. Benton, 4. Bridget Ryan Berman, 5. Thomas E. Robinson, 6. Allan L. Schuman and 7. Stanley K. Tanger	Issuer	Yes	For	For

				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

3. Amend the Amended and Restated Incentive Award Plan to increase the aggregate number of shares authorized for issuance under the plan from 6,000,000 shares to 7,700,000 shares and to increase the annual individual award limit from 120,000 shares to 360,000 shares for equity awards from $1,000,000 to $2,000,000 for cash performance awards

					Issuer	Yes	Against	Against

Teck Resources Limited	TCK	878742204	4/22/10

1. Elect 14 directors:  1. M.M. Ashar, 2. J.B. Aune, 3. J.H. Bennett, 4. H.J. Bolton, 5. F.P. Chee, 6. J.L. Cockwell, 7. N.B. Keevil, 8. N.B. Keevil III, 9. T. Kuriyama, 10. D.R. Lindsay, 11. T. Mochihara, 12. J.G. Rennie, 13. W.S.R. Seyffert and 14. C.M. Thompson

					Issuer	Yes	For	For
				2. Appoint PricewaterhouseCoopers LLP as auditors and to authorize the directors to fix the auditor's remuneration	Issuer	Yes	For	For
				3. Approve the adoption of the 2010 Stock Option Plan of the corporation	Issuer	Yes	For	For

Ventas, Inc.	VTR	92276F100	4/30/10	1. Elect eight directors: 1. Debra A. Cafaro, 2. Douglas Crocker II, 3. Ronald G. Geary, 4. Jay M Gellert, 5. Robert D. Reed, 6. Sheli Z. Rosenberg, 7. James D. Shelton and 8. Thomas C. Theobald	Issuer	Yes	For	For
				2. Ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2010	Issuer	Yes	For	For
				3. Approve stockholder proposal regarding majority voting for directors	Security Holder	Yes	Against	For

Wyndham Worldwide Corporation	WYN	98310W108	5/13/10	1. Elect two directors: 1. Honourable B. Mulroney and 2. Michael H. Wargotz	Issuer	Yes	For	For
				2. Vote on a proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2010	Issuer	Yes	For	For
				3. Vote on a proposal to approve the amendment of the Wyndham Worldwide Corporation 2006 Equity and Incentive Plan (as amended and restated as of May 12, 2009)	Issuer	Yes	Against	Against

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Alpha Natural Resources, Inc.	ANR	02076X102	5/19/10

1. Elect 10 directors:  1. Michael J. Quillen, 2. William J. Crowley Jr., 3. Kevin S. Crutchfield, 4. E. Linn Draper, Jr., 5. Glenn A. Eisenberg, 6. John W. Fox, Jr., 7. P. Michael Giftos, 8. Joel Richards, III, 9. James F. Roberts and 10. Ted G. Wood

					Issuer	Yes	For	For
				2. Approve the adoption of the company's 2010 Long-Term Incentive Plan.	Issuer	Yes	For	For
				3. Ratification of independent registered public accounting firm, KPMG LLP.	Issuer	Yes	For	For

Apple Inc.	AAPL	037833100	2/25/10	1. Elect seven directors: 1. William V. Campbell, 2. Millard S. Drexler, 3. Albert A. Gore, Jr., 4. Steven P. Jobs, 5. Andrea Jung, 6. A. D. Levinson, Ph.D. and 7. Jerome B. York	Issuer	Yes	For	For
				2. Approve amendments to the Apple Inc. 2003 Employee Stock Plan	Issuer	Yes	Against	Against
				3. Approve amendments to the Apple Inc. 1997 Director Stock Option Plan	Issuer	Yes	For	For
				4. Hold an Advisory Vote on executive compensation	Issuer	Yes	For	For
				5. Ratify the appointment or Ernst & Young LLP as the Company's independent registered public accounting firm for 2010	Issuer	Yes	For	For
				6. Consider a shareholder proposal entitled "Sustainability Report"	Security Holder	Yes	Against	For
				7. Consider a shareholder proposal entitled "Amend Corporate bylaws establishing a board committee on sustainability"	Security Holder	Yes	Against	For

ArcelorMittal	MT	03938L104	5/11/10	1. Approval of the consolidated financial statements for the financial year 2009	Issuer	Yes	For	For
				2. Approval of the parent company annual accounts for the financial year 2009	Issuer	Yes	For	For
				3. Allocation of results (including determination of dividend) in relation to the financial year 2009	Issuer	Yes	For	For
				4. Determination of the compensation of the directors in relation to the financial year 2009	Issuer	Yes	For	For
				5. Discharge of the directors	Issuer	Yes	For	For
				6. Acknowledgment of end of mandate of three directors and of co-optation of one director	Issuer	Yes	For	For
				7. Election of Mrs. Vanisha Mittal Bhatia as director for a 3 year term	Issuer	Yes	For	For
				8. Election of Mr. Jeannot Krecke as director for a 3 year term	Issuer	Yes	For	For
				9. Renewal of authorization of the board and of corporate bodies within the ArecelorMittal Group to acquire shares in the company	Issuer	Yes	For	For
				10. Appointment of an independent company auditor (Reviseur D'Enterprises)	Issuer	Yes	For	For
				11. Authorise the board of directors to issue share options or other equity based awards under Long Term Incentive Plan 2009-2018	Issuer	Yes	For	For
				12. Decision to authorise the board of directors to implement the Employee Share Plan 2010	Issuer	Yes	For	For
				13. Decision to waive the public officer requirement referred to in Article 7.3 of the Articles of Association	Issuer	Yes	For	For

Cliffs Natural Resources Inc.	CLF	18683K101	5/11/10

1. Elect 11 directors:  1. R.C. Cambre, 2. J. A. Carrabba, 3. S. M. Cunningham, 4. B. J. Eldridge, 5. S. M. Green, 6. J. K. Henry, 7. J. F. Kirsch, 8. F. R. McAllister, 9. R. Phillips, 10. R. K. Riederer and 11. A. Schwartz

					Issuer	Yes	For	For

2. Approve and adopt an amendment to our Amended Articles of Incorporation to change certain supermajority shareholder voting requirements contained in the Ohio Revised Code to majority shareholder voting requirements.

					Issuer	Yes	For	For

3. Approve the Amendment and Restatement of the 2007 Incentive Equity Plan to (A) increase the authorized number of shares available for issuance under the plan by a total of 7,000,000 common shares and (B) provide an annual limitation on the number of shares available to grant to any one participant in any fiscal year of 500,000 common shares.

					Issuer	Yes	For	For
				4. Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm to examine our consolidated financial statements for the 2010 fiscal year.	Issuer	Yes	For	For

Cummins Inc.	CMI	231021106	5/11/10

Elect nine directors:  1. Robert J. Bernhard, 2. Franklin R. Chang-Diaz , 3. Robert K Herdman, 4. Alexis M. Herman, 5. N. Thomas Linebarger, 6. William I. Miller, 7. Georgia R. Nelson, 8. Theodore M. Solso, 9. Carl Ware and 10. Proposal to ratify the appointment of PricewaterhouseCoopers LLP as auditors for the year 2010

					Issuer	Yes	For	For

FedEx Corporation	FDX	31428X106	9/28/09

1. Elect 12 directors:  1. James L. Barksdale, 2. John A. Edwardson, 3. Judith L. Estrin, 4. J.R. Hyde, III, 5. Shirley A. Jackson, 6. Steven R. Loranger, 7. Gary W. Loveman, 8. Susan C. Schwab, 9. Frederick W. Smith, 10. Joshua I. Smith, 11. David P. Steiner and 12. Paul S. Walsh

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as FedEx's independent registered public accounting firm for fiscal year 2010	Issuer	Yes	For	For
				3. Approve stockholder proposal regarding independent board chairman	Security Holder	Yes	Against	For
				4. Approve stockholder proposal regarding special shareowner meetings	Security Holder	Yes	Against	For
				5. Approve stockholder proposal regarding shareholder vote on executive pay	Security Holder	Yes	Against	For
				6. Approve stockholder proposal regarding health care reform principles	Security Holder	Yes	Against	For

Ford Motor Company	F	345370860	5/13/10

1.  Elect 13 directors:  1. Stephen G. Butler, 2. Kimberly A. Casiano, 3. Anthony F. Earley, Jr., 4. Edsel B. Ford II, 5. William Clay Ford, Jr., 6. Richard A. Gephardt, 7. Irvine O. Hockaday, Jr., 8. Richard A. Manoogian, 9. Ellen R. Marram, 10. Alan Mulally, 11. Homer A. Neal, 12. Gerald L. Shaheen and 13. John L. Thornton

					Issuer	Yes	For	For
				2. Ratification of selection of independent registered public accounting firm.	Issuer	Yes	For	For
				3. Approval of tax benefit preservation plan.	Issuer	Yes	For	For
				4. Shareholder proposal relating to disclosing any prior government affiliation of directors, officers, and consultants.	Security Holder	Yes	Against	For
				5. Shareholder proposal relating to consideration of a recapitalization plan to provide that all of company's outstanding stock have one vote per share.	Security Holder	Yes	Against	For
				6. Shareholder proposal relating to the company issuing a report disclosing policies and procedures related to political contributions.	Security Holder	Yes	Against	For
				7. Shareholder proposal relating to providing shareholders the opportunity to cast an advisory vote to ratify the compensation of the named executives.	Security Holder	Yes	Against	For

				8. Shareholder proposal relating to the company not funding any energy savings projects that are solely concerned with CO2 reduction.	Security Holder	Yes	Against	For

Freeport-McMoran Copper & Gold Inc.	FCX	35671D857	6/9/10

1. Elect 12 directors:  1. Richard C. Adkerson, 2. Robert J. Allison, Jr., 3. Robert A. Day, 4. Gerald J. Ford, 5. H. Devon Graham, Jr., 6. Charles C. Krulak, 7. Bobby Lee Lackey, 8. Jon C. Madonna, 9. Dustan E. McCoy, 10. James R. Moffett, 11. B. M. Rankin, Jr. and 12. Stephen H. Siegele

					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	Yes	For	For
				3. Adoption of the Amended and Restated 2006 Stock Incentive Plan	Issuer	Yes	For	For
				4. Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's board of directors.	Security Holder	Yes	Against	For

5. Stockholder proposal regarding the adoption of a policy requiring senior executives to retain shares acquired through equity compensation programs until two years following termination of their employment.

					Security Holder	Yes	Against	For

Gilead Sciences, Inc.	GILD	375558103	5/11/10

1. Elect 13 directors:  1. Paul Berg, 2. John F. Cogan, 3. Etienne F. Davignon, 4. James M. Denny, 5. Carla A. Hills, 6. Kevin E. Lofton, 7. John W. Madigan, 8. John C. Martin, 9. Gordon E. Moore, 10. Nicholas G. Moore, 11. Richard J. Whitley, 12. Gayle E. Wilson and 13. Per Wold-Olsen

					Issuer	Yes	For	For

2. Ratify the selection of Ernst & Young LLP by the audit committee of the board of directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2010.

					Issuer	Yes	For	For
				3. Stockholder proposal requesting that the board take steps to adopt majority voting standards in Gilead's Certificate of Incorporation and By-laws.	Security Holder	Yes	Against	For

The Goldman Sachs Group, Inc.	GS	38141G104	5/7/10

1. Elect 11 directors:  1. Lloyd C. Blankfein, 2. John H. Bryan, 3. Gary D. Cohn, 4. Claes Dahlback, 5. Stephen Friedman, 6. William W. George, 7. James A. Johnson, 8. Louis D. Juliber, 9. Lakshmi N. Mittal, 10. James J. Schiro and 11. H. Lee Scott, Jr.

					Issuer	Yes	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our 2010 fiscal year	Issuer	Yes	For	For
				3. An advisory vote on executive compensation matters	Issuer	Yes	For	For
				4. Approval of amendments to our Restated Certificate of Incorporation to eliminate supermajority voting	Issuer	Yes	For	For
				5. Approval of an amendment to our Restated Certificate of Incorporation to permit holders of 25% of our outstanding shares of common stock to call special meetings	Issuer	Yes	For	For
				6. Shareholder proposal regarding cumulative voting	Security Holder	Yes	Against	For
				7. Shareholder proposal regarding collateral in over-the-counter derivatives trading	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding separate chair & CEO	Security Holder	Yes	Against	For

				9. Shareholder proposal regarding a report on political contributions	Security Holder	Yes	Against	For
				10. Shareholder proposal regarding a report on global warming science	Security Holder	Yes	Against	For
				11. Shareholder proposal regarding a report on pay disparity	Security Holder	Yes	Against	For
				12. Shareholder proposal regarding executive compensation and long-term performance	Security Holder	Yes	Against	For

Google Inc.	GOOG	38259P508	5/13/10	1. Elect 9 directors: 1. Eric Schmidt, 2. Sergey Brin, 3. Larry Page, 4. L. John Doerr, 5. John L. Hennessy, 6. Ann Mather, 7. Paul S. Otellini, 8. K. Ram Shriram and 9. Shirley M. Tilghman	Issuer	Yes	For	For
				2. The ratification of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Yes	For	For
				3. The approval of an amendment to Google's 2004 Stock Plan to increase the number of authorized shares of Class A common stock issuable under the plan by 6,500,000.	Issuer	Yes	Against	Against
				4. A stockholder proposal regarding a sustainability report.	Security Holder	Yes	Against	For
				5. A stockholder proposal regarding online advertising, privacy and sensitive information.	Security Holder	Yes	Against	For
				6. A stockholder proposal regarding the adoption of human rights principles with respect to business in China.	Security Holder	Yes	Against	For

Magna International Inc.	MGA	559222401	6/28/10

1. The Special Resolution approving the Plan of Arrangement (the "Arrangement") under Section 182 of the Business Corporations Act (Ontario) involving Magna International Inc. ("Magna"), Magna E-Car Systems L.P., The Stronach Trust and certain other parties, as more particularly described in the management information circular/proxy statement dated May 31, 2010 (the "circular") (as the arrangement may be or has been modified or amended), and the transactions contemplated by the transaction agreement dated May 6, 2010 among Magna, 446 Holdings Inc. and The Stronach Trust, the full text of which special resolution is set forth in Appendix A to the circular.

					Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/18/10

1. Elect 13 directors:  1. Roy J. Bostock, 2. Erskine B. Bowles, 3. Howard J. Davies, 4. James P. Gorman, 5. James H. Hance, Jr., 6. Nobuyuki Hirano 7. C. Robert Kidder, 8. John J. Mack, 9. Donald T. Nicolaisen, 10. Charles H. Noski, 11. Hutham S. Olayan, 12. O. Griffith Sexton and 13. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent Auditor	Issuer	Yes	For	For
				3. Approve Compensation of Executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For
				4. Amend the 2007 Equity Incentive Compensation Plan	Issuer	Yes	Against	Against
				5. Shareholder proposal regarding special shareowner meetings	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding executive equity holdings requirement	Security Holder	Yes	Against	For
				7. Shareholder proposal regarding independent chair	Security Holder	Yes	Against	For

				8. Shareholder proposal regarding report on pay disparity	Security Holder	Yes	Against	For
				9. Shareholder proposal regarding recoupment of management bonuses	Security Holder	Yes	Against	For

Nike, Inc.	NKE	654106103	9/21/09	1. Elect three directors: 1. Jill K. Conway, 2. Alan B. Graf, Jr. and 3. John C. Lechleiter	Issuer	Yes	For	For
				2. Approve an amendment to the Nike, Inc. Employee Stock Purchase Plan	Issuer	Yes	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm	Issuer	Yes	For	For

Peabody Energy Corporation	BTU	704549104	5/4/10

1. Elect ten directors: 1. Gregory H. Boyce, 2. William A. Coley, 3. William E. James, 4. Robert B. Karn III, 5. M. Frances Keeth, 6. Henry E. Lentz, 7. Robert A. Malone, 8. William C. Rusnack, 9. John F. Turner and 10. Alan H. Washkowitz

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

The PNC Financial Services Group, Inc.	PNC	693475105	4/27/10

1. Elect 17 directors:  1. Richard O. Berndt, 2. Charles E. Bunch, 3. Paul W. Chellgren, 4. Robert N. Clay, 5. Kay Coles James, 6. Richard B. Kelson, 7. Bruce C. Lindsay, 8. Anthony A. Massaro, 9. Jane G. Pepper, 10. James E. Rohr, 11. Donald J. Shepard, 12. Lorene K. Steffes, 13. Dennis F. Strigl, 14. Stephen G. Thieke, 15. Thomas J. Usher, 16. George H. Walls, Jr. and 17. Helge H. Wehmeier

					Issuer	Yes	For	For
				2. Ratify the Audit Committee's selection of PricewaterhouseCoopers LLP as PNC's independent registered public accounting firm for 2010	Issuer	Yes	For	For
				3. Approve an advisory vote on executive compensation	Issuer	Yes	For	For
				4. Approve shareholder proposal regarding approval of severance agreements	Security Holder	Yes	Against	For
				5. Approve shareholder proposal regarding a report of executive compensation that is not tax deductible	Security Holder	Yes	Against	For

Research In Motion Limited	RIMM	760975102	7/14/09	1. Elect seven directors: 1. Mike Lazaridis, 2. James Estill, 3. David Kerr, 4. Roger Martin, 5. John Richardson, 6. Barbara Stymiest and 7. John Wetmore	Issuer	Yes	For	For
				2. Re-appoint Ernst & Young LLP as independent auditors of the company and authorize the directors to fix their remuneration	Issuer	Yes	For	For

Seagate Technology	STX	G7945J104	4/14/10	S1. Approve the Scheme of Arrangement	Issuer	Yes	For	For

S2. Approve the motion to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient proxies or shareholders present to conduct the vote on the Scheme of Arrangement proposal or to approve the Scheme of Arrangement proposal at the time of the meeting

					Issuer	Yes	For	For

E1. Approve the cancellation of Seagate-Cayman's share capital which is necessary in order to effect the Scheme of Arrangement and is a condition to proceeding with the Scheme of Arrangement (the "Capital Reduction Proposal")

					Issuer	Yes	For	For

E2. Approve the creation of "Distributable Reserves" of Seagate-Ireland which are required under Irish law in order to permit Seagate to pay dividends and repurchase or redeem shares following the transaction.  Approval of the proposal to create distributable reserves is not a condition to proceeding with the Scheme of Arrangement

					Issuer	Yes	For	For
				E3. Approve a motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient proxies or shareholders	Issuer	Yes	For	For

Southern Copper Corporation	SCCO	84265V105	4/29/10

1. Elect 14 directors:  1. German Larrea Mota-V, 2. Oscar Gonzalez Rocha, 3. Emilio Carrillo Gamboa, 4. Alfredo Casar Perez, 5. A. De La Parra Zavala, 6. X. Garcia De Quevedo T., 7. Genaro Larrea Mota V, 8. D. Muniz Quintanilla, 9. Armando Ortega Gomez, 10. L.M. Palomino Bonilla, 11. G. Perezalonso Cifuentes, 12. Juan Rebolledo Gout, 13. Carlos Ruiz Sacristan and 14. Luis Tellez Kuenzler

					Issuer	Yes	For	For
				2. Ratify the Audit Committee's selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte Touche Tohmatsu as independent accountants for 2010	Issuer	Yes	For	For

Teck Resources Limited	TCK	878742204	4/22/10

1. Elect 14 directors:  1. M.M. Ashar, 2. J.B. Aune, 3. J.H. Bennett, 4. H.J. Bolton, 5. F.P. Chee, 6. J.L. Cockwell, 7. N.B. Keevil, 8. N.B. Keevil III, 9. T. Kuriyama, 10. D.R. Lindsay, 11. T. Mochihara, 12. J.G. Rennie, 13. W.S.R. Seyffert and 14. C.M. Thompson

					Issuer	Yes	For	For
				2. Appoint PricewaterhouseCoopers LLP as auditors and to authorize the directors to fix the auditor's remuneration	Issuer	Yes	For	For
				3. Approve the adoption of the 2010 Stock Option Plan of the corporation	Issuer	Yes	For	For

The TJX Companies, Inc.	TJX	872540109	6/2/10	1A - Election of Director: Jose B. Alvarez	Issuer	Yes	For	For
				1B - Election of Director: Alan M. Bennett	Issuer	Yes	For	For
				1C - Election of Director: David A. Brandon	Issuer	Yes	For	For
				1D - Election of Director: Bernard Cammarata	Issuer	Yes	For	For
				1E - Election of Director: David T. Ching	Issuer	Yes	For	For
				1F - Election of Director: Michael F. Hines	Issuer	Yes	For	For
				1G - Election of Director: Amy B. Lane	Issuer	Yes	For	For
				1H - Election of Director: Carol Meyrowitz	Issuer	Yes	For	For
				1I - Election of Director: John F. O'Brien	Issuer	Yes	For	For
				1J - Election of Director: Willow B. Shire	Issuer	Yes	For	For
				1K - Election of Director: Fletcher H. Wiley	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP	Issuer	Yes	For	For
				3. Advisory vote on executive compensation	Security Holder	Yes	Against	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ Robert L. Kemp
Robert L. Kemp, President

Date	August 27, 2010

* Print the name and title of each signing officer under his or her signature.